Loans and advances to credit institutions	12 Months Ended
Dec. 31, 2017
Loans and advances to credit institutions
Loans and advances to credit institutions

8.  Loans and advances to credit institutions

The breakdown by classification, type and currency of the balances of Loans and advances to credit institutions in the consolidated balance sheets is as follows:

	12/31/2016	12/31/2017

Classification:
Other financial assets at fair value through profit or loss	37,831	46,087
Loans and receivables	82,388	59,122
	120,219	105,209
Type:
Reciprocal accounts	26,017	18,569
Time deposits	96	71
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 32)	51,414	34,542
Reverse repurchase agreements	37,831	46,087
Call money transactions granted	1,062	—
Other accounts	3,799	5,940
	120,219	105,209
Currency:
Peso	59,629	69,311
USD	60,496	35,229
Other currencies	94	669
	120,219	105,209

As of December 31, 2016 and 2017, time deposits consist of 96 million pesos and 71 million pesos, respectively related to deposits that the Bank holds in Mexican banks that reprices every 182 days with a fixed interest rate of 1.5%.

“Call money transactions granted” represent interbank loan transactions agreed for periods equal to or less than 3 business days. As of December 31, 2017, there are no call money transactions granted. As of December 31, 2016, these transactions are as follows:

		Interest Rate
	Days	(average)	12/31/2016

Mexican financial institutions	3	5.75%	1,062

As of December 31, 2016, 77 million pesos of loans and advances to credit institutions, have been pledged in connection with derivatives transactions in organized markets, and are classified as restricted assets within Loans and advances to credit institutions – Loans and receivables.

As of December 31, 2016 and 2017, 51,414 million pesos and 34,542 million pesos, respectively, of loans and advances to credit institutions, have been pledged in connection with OTC derivatives transactions, and are classified as restricted assets within Loans and advances to credit institutions – Loans and receivables (see Note 32).

As of December 31, 2016 and 2017, 37,849 million pesos and 46,075 million pesos, respectively, of debt securities have been received as collaterals in connection with the reverse repurchase agreement transactions within Loans and advances to credit institutions – Other financial assets at fair value through profit or loss (see Note 31).

Note 44.a. includes a breakdown of the remaining maturity of Loans and advances to credit institutions. Additionally, Note 44.d. includes the fair value amounts of these assets classified as Loans and advances to credit institutions – Loans and receivables.